Income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Notes and other explanatory information [abstract]
Current income taxes	$ 1,608	$ 1,044
Deferred income taxes	5,218	4,287
Total provision for income taxes	$ 6,826	$ 5,331